Schedule of assets and liabilities measured at fair value on recurring basis (Details) $ in Thousands	Sep. 30, 2025 USD ($)
Platform Operator, Crypto Asset [Line Items]
Convertible Notes (Note 11)	$ 5,184
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible Notes (Note 11)
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible Notes (Note 11)
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Convertible Notes (Note 11)	$ 5,184